                    [ANNOTATED FORM N-CSR FOR ANNUAL REPORTS]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file
number: 811-08238
       -------------------------------------------------

Morgan Stanley India Investment Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1221 Avenue of the America's 22nd Floor New York, NY 10020
--------------------------------------------------------------------------------
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, 33rd Floor New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area
code: 1-800-221-6726
     -----------------------------------

Date of fiscal year
end: 12/31
    --------------------------------------------------------------
Date of reporting
period: 12/31
       --------------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Fund's as annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows: [Provide annual report.]

MORGAN STANLEY INDIA INVESTMENT FUND, INC.

DIRECTORS
Gaetan Bouic

Joseph J. Kearns

Hazareesing Ravindranath
Santosh Kumar

Marie Joseph Raymond
Lamusse

Fergus Reid

Ronald E. Robison
PRESIDENT AND DIRECTOR

OFFICERS

Stefanie V. Chang
VICE PRESIDENT

James W. Garrett
TREASURER

Michael J. Leary
ASSISTANT TREASURER

Mary E. Mullin
SECRETARY


INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Investor Services Company
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
1-(800) 278-4353

LEGAL COUNSEL
Clifford Chance US LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116


For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.morganstanley.com/im.


(C) 2004 Morgan Stanley

ANNUAL REPORT

DECEMBER 31, 2003


[MORGAN STANLEY LOGO]


MORGAN STANLEY
INDIA INVESTMENT FUND, INC.


MORGAN STANLEY
INVESTMENT MANAGEMENT INC.
INVESTMENT ADVISER

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      OVERVIEW

LETTER TO STOCKHOLDERS

PERFORMANCE

For the year ended December 31, 2003, the Morgan Stanley India Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share of 93.15%, compared to 94.13% for the U.S. dollar adjusted Bombay Stock Exchange
(BSE) National Index (the "Index"). On December 31, 2003, the closing price of the Fund's shares on the New York Stock Exchange was $26.55, representing a 15.7% premium to the Fund's net asset value per share.

FACTORS AFFECTING PERFORMANCE

    - In 2003, Indian equity markets were among the best performing emerging markets. Foreign institutional investor net inflows for 2003 at U.S.$6.6 billion were at a historic high.

    - Compared to the Index, the Fund has its largest overweight in the power sector, which reflects our positive bias towards reforms in this sector. The overweight contributed positively to performance.

    - The underweight in the energy sector, compared to the Index, detracted from performance, as some of the upstream and downstream oil companies closed out on their historical undervaluation gap, despite negative news for the sector on privatization and subsidies.

    - In terms of sector allocations, our underweight in the technology sector and overweight in the financial sector also contributed positively to performance.

MANAGEMENT STRATEGIES

    - We continued in our effort to remain focused on buying companies with sound business models that might benefit from an upturn in the underlying economic sentiment.


Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President and Director


                                                                    January 2004

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003

STATEMENT OF NET ASSETS

                                                                                 VALUE
                                                           SHARES                (000)
--------------------------------------------------------------------------------------
COMMON STOCKS (98.1%)
(UNLESS OTHERWISE NOTED)

AUTO COMPONENTS (0.0%)
   Apollo Tyres Ltd.                                        2,075         $         12
--------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (1.1%)
   Amtek Auto Ltd.                                        356,075                3,381
   Motor Industries Co., Ltd.                               1,976                  700
   Patheja Forgings & Auto Ltd.                           450,000 (a)(b)            --@
--------------------------------------------------------------------------------------
                                                                                 4,081
======================================================================================
AUTOMOBILES (7.5%)
   Hero Honda Motors Ltd.                               1,591,332               15,655
   Tata Motors Ltd.                                     1,180,125               11,699
--------------------------------------------------------------------------------------
                                                                                27,354
======================================================================================
BIOTECHNOLOGY (0.1%)
   Shantha Biotechnics PCL                                500,000 (b)              438
======================================================================================
CHEMICALS (1.5%)
   Asian Paints (India) Ltd.                              726,876                5,355
   ICI (India) Ltd.                                        25,000                  106
--------------------------------------------------------------------------------------
                                                                                 5,461
======================================================================================
COMMERCIAL BANKS (14.0%)
   HDFC Bank Ltd.                                         257,279                2,067
   HDFC Bank Ltd. ADR                                     135,300                4,132
   Industrial Development Bank of India Ltd.            6,405,000                8,718
   Punjab National Bank Ltd.                              941,000                4,978
   State Bank of India Ltd.                             2,111,016 (b)           28,238
   Union Bank of India Ltd.                             2,755,000                3,095
--------------------------------------------------------------------------------------
                                                                                51,228
======================================================================================
COMMERCIAL SERVICES & SUPPLIES (0.2%)
   Xerox Modicorp Ltd.                                    718,225 (a)(b)           551
======================================================================================
CONSTRUCTION MATERIALS (3.2%)
   Associated Cement Co., Ltd.                            578,000                3,111
   Grasim Industries Ltd.                                 337,000                7,415
   Grasim Industries Ltd. GDR                              58,000                1,279
--------------------------------------------------------------------------------------
                                                                                11,805
======================================================================================
CONSUMER STAPLES (3.7%)
   Colgate-Palmolive (India) Ltd.                         913,388                3,196
   Hindustan Lever Ltd.                                 2,296,445               10,303
--------------------------------------------------------------------------------------
                                                                                13,499
======================================================================================
ELECTRIC UTILITIES (1.5%)
   Neyveli Lignite Corp., Ltd.                          3,733,481                5,335
======================================================================================
ELECTRICAL EQUIPMENT (9.7%)
   ABB Ltd.                                               456,126         $      6,736
   Bharat Heavy Electricals Ltd.                        1,976,848               22,008
   Siemens (India) Ltd.                                   289,000                6,801
--------------------------------------------------------------------------------------
                                                                                35,545
======================================================================================
ENERGY (3.2%)
   Reliance Industries Ltd.                               954,514               11,988
======================================================================================
FOOD PRODUCTS (2.0%)
   GlaxoSmithKline Consumer Healthcare Ltd.               428,496                3,040
   Nestle (India) Ltd.                                    286,254                4,326
--------------------------------------------------------------------------------------
                                                                                 7,366
======================================================================================
INTERNET SOFTWARE & SERVICES (0.0%)
   IndiaInfo.com PCL                                      532,875 (b)(c)            --@
======================================================================================
IT CONSULTING & SERVICES (8.1%)
   Infosys Technologies Ltd.                              153,475               18,715
   Mphasis BFL Ltd.                                       160,055                2,666
   Wipro Ltd.                                             140,197                5,339
   Wipro Ltd. ADR                                          61,710                2,975
--------------------------------------------------------------------------------------
                                                                                29,695
======================================================================================
MACHINERY (1.3%)
   Cummins (India) Ltd.                                 1,752,174                4,916
   Lakshmi Synthetic Machinery Manufacturers Ltd.         137,700 (a)(b)            10
--------------------------------------------------------------------------------------
                                                                                 4,926
======================================================================================
MEDIA (0.2%)
   New Delhi Television Ltd.                              333,300 (b)              740
======================================================================================
METALS & MINING (10.2%)
   Hindalco Industries Ltd.                               318,938                9,845
   Steel Authority of India Ltd.                       12,193,286 (a)           13,656
   Tata Iron & Steel Co., Ltd.                          1,422,400               13,844
--------------------------------------------------------------------------------------
                                                                                37,345
======================================================================================
OIL & GAS (8.2%)
   Bharat Petroleum Corp., Ltd.                           397,000                3,918
   Chennai Petroleum Corp., Ltd.                        1,888,000                3,751
   Hindustan Petroleum Corp., Ltd.                        384,000                3,682
   Kochi Refineries Ltd.                                  963,000                3,784
   Oil & Natural Gas Corp., Ltd.                          858,231               15,039
--------------------------------------------------------------------------------------
                                                                                30,174
======================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

                                                                                 VALUE
                                                           SHARES                (000)
--------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (1.0%)
   Ballarpur Industries Ltd.                            1,812,000 (a)     $      3,268
   Ballarpur Industries Ltd. GDR (Registered)              43,000                  487
--------------------------------------------------------------------------------------
                                                                                 3,755
======================================================================================
PHARMACEUTICALS (10.1%)
   Cipla Ltd.                                             213,062                6,151
   Dabur (India) Ltd.                                   1,767,946                3,423
   Dr. Reddy's Laboratories Ltd.                          270,000                8,451
   GlaxoSmithkline Pharmaceuticals Ltd.                   531,954                6,705
   Matrix Laboratories Ltd.                               110,000                3,777
   Ranbaxy Laboratories Ltd.                              358,600                8,632
--------------------------------------------------------------------------------------
                                                                                37,139
======================================================================================
ROAD & RAIL (4.6%)
   Container Corp. of India Ltd.                        1,152,251               16,806
======================================================================================
SHIPPING (1.5%)
   Great Eastern Shipping Co., Ltd.                     1,083,000                3,646
   Shipping Corp. of India Ltd.                           466,000                1,845
--------------------------------------------------------------------------------------
                                                                                 5,491
======================================================================================
TEXTILES (0.5%)
   Alok Industries Ltd.                                 1,374,000                1,765
======================================================================================
THRIFTS & MORTGAGE FINANCE (2.0%)
   Housing Development Finance Corp., Ltd.                520,355                7,349
======================================================================================
TOBACCO (2.7%)
   ITC Ltd.                                               458,707                9,898
======================================================================================
TOTAL COMMON STOCKS
   (Cost $204,748)                                                             359,746
======================================================================================

                                                            FACE
                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------------
CORPORATE BOND (0.1%)
CONSUMER STAPLES (0.1%)
   Hindustan Lever Ltd. 9.00%, 1/1/05
     (Cost $--@)                                      INR   2,296                  323
======================================================================================
SHORT-TERM INVESTMENTS (2.3%)
REPURCHASE AGREEMENT (0.2%)
   J.P. Morgan Securities, Inc., 0.75%,
     dated 12/31/03,
     due 1/02/04, repurchase
     price $867                                       $       867 (d)              867
======================================================================================

                                                             FACE
                                                           AMOUNT                VALUE
                                                            (000)                (000)
--------------------------------------------------------------------------------------
SOVEREIGN (2.1%)
   Indian Government
     Treasury Bill, Zero Coupon, 1/23/04              INR 200,000         $      4,370
   Indian Government
     Treasury Bill, Zero Coupon, 3/12/04                  150,000                3,262
--------------------------------------------------------------------------------------
                                                                                 7,632
======================================================================================
TOTAL SHORT-TERM INVESTMENTS
   (Cost $8,539)                                                                 8,499
======================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (0.3%)
   Indian Rupee
   (Cost $1,199)                                      INR  54,723                1,199
======================================================================================
TOTAL INVESTMENTS (100.8%)
   (Cost $214,486)                                                             369,767
======================================================================================

                                                           AMOUNT
                                                            (000)
--------------------------------------------------------------------------------------
OTHER ASSETS (0.3%)
   Tax Reclaim Receivable                             $       473
   Receivable for Investments Sold                            302
   Dividends Receivable                                       216
   Interest Receivable                                          2
   Other                                                       10                1,003
======================================================================================
LIABILITIES (-1.1%)
   Payable For:
     Distribution Declared                                 (2,868)
     Investment Advisory Fees                                (320)
     Investments Purchased                                   (312)
     Directors' Fees and Expenses                            (116)
     Custodian Fees                                           (83)
     Administrative Fees                                      (16)
   Other Liabilities                                          (71)              (3,786)
======================================================================================
NET ASSETS (100.0%)
   Applicable to 15,993,303, issued and
     outstanding $ 0.01 par value shares
     (100,000,000 shares authorized)                                      $    366,984
======================================================================================
NET ASSET VALUE PER SHARE                                                 $      22.95
======================================================================================
AT DECEMBER 31, 2003, NET ASSETS CONSISTED OF:

   Common Stock                                                           $        160
   Paid-in Capital                                                             275,809
   Undistributed (Distributions in Excess of) Net
     Investment Income                                                            (844)
   Accumulated Net Realized Gain (Loss)                                        (63,022)
   Unrealized Appreciation (Depreciation) on
     Investments and Foreign Currency Translations                             154,881
======================================================================================
TOTAL NET ASSETS                                                          $    366,984
======================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      STATEMENT OF NET ASSETS
                                      December 31, 2003

STATEMENT OF NET ASSETS (CONT'D)

(a) -- Non-income producing
(b) -- Securities valued at fair value - see note A-1 to financial statements. At December 31, 2003, the Fund held $29,977,000 of fair-valued securities, representing 8.2% of net assets.
(c) -- Restricted security valued at fair value and not registered under the Securities Act of 1933. IndiaInfo.com PCL was acquired 3/00 at a cost of $2,347,000. At December 31, 2003, this security had an aggregate market value of $0, representing 0.0% of net assets.
(d) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@   -- Value is less than $500.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Financial Statements

STATEMENT OF OPERATIONS

                                                                                                                         YEAR ENDED
                                                                                                                  DECEMBER 31, 2003
                                                                                                                              (000)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                                                                             $    5,870
   Interest                                                                                                                     489
===================================================================================================================================
     TOTAL INCOME                                                                                                             6,359
===================================================================================================================================
EXPENSES
   Investment Advisory Fees                                                                                                   2,635
   Custodian Fees                                                                                                               446
   Professional Fees                                                                                                            180
   Administrative Fees                                                                                                          124
   Directors' Fees and Expenses                                                                                                 110
   Country Tax Expense                                                                                                           51
   Stockholder Reporting Expenses                                                                                                36
   Stockholder Servicing Agent                                                                                                   19
   Other Expenses                                                                                                               118
===================================================================================================================================
     TOTAL EXPENSES                                                                                                           3,719
===================================================================================================================================
       NET INVESTMENT INCOME (LOSS)                                                                                           2,640
===================================================================================================================================
NET REALIZED GAIN (LOSS) ON:
   Investments                                                                                                               16,314
   Foreign Currency Transactions                                                                                                513
===================================================================================================================================
     NET REALIZED GAIN (LOSS)                                                                                                16,827
===================================================================================================================================
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                                                                              158,973
   Foreign Currency Translations                                                                                                  8
===================================================================================================================================
     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                                                       158,981
===================================================================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                                               175,808
===================================================================================================================================
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                       $  178,448
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                     YEAR ENDED          YEAR ENDED
                                                                                              DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                                                          (000)               (000)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)                                                                      $    2,640          $      556
   Net Realized Gain (Loss)                                                                              16,827                 922
   Change in Unrealized Appreciation (Depreciation)                                                     158,981              22,694
===================================================================================================================================
     NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    178,448              24,172
===================================================================================================================================
Distributions from and/or in excess of:
   Net Investment Income                                                                                 (3,169)               (214)
===================================================================================================================================
Capital Share Transactions:
   Repurchase of Shares (57,869 and 3,413,832 shares, respectively)                                        (604)            (36,668)
===================================================================================================================================
   TOTAL INCREASE (DECREASE)                                                                            174,675             (12,710)
===================================================================================================================================
Net Assets:
   Beginning of Period                                                                                  192,309             205,019
===================================================================================================================================
   END OF PERIOD (INCLUDING UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT
     INCOME OF $(844) AND $(2,210), RESPECTIVELY)                                                    $  366,984          $  192,309
===================================================================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Financial Highlights

SELECTED PER SHARE DATA AND RATIOS

                                                                                     YEAR ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------------
                                                                2003           2002          2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                         $    11.98     $    10.53    $    13.92     $    22.59     $     9.19
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                       0.16+          0.03+         0.10           0.02          (0.08)
Net Realized and Unrealized Gain (Loss) on Investments            11.01           1.39         (2.43)         (7.93)         13.33
----------------------------------------------------------------------------------------------------------------------------------
     Total from Investment Operations                             11.17           1.42         (2.33)         (7.91)         13.25
----------------------------------------------------------------------------------------------------------------------------------
Distributions from and/or in excess of:
   Net Investment Income                                          (0.20)         (0.01)        (0.23)            --             --
   Net Realized Gain                                                 --             --         (0.84)         (1.60)            --
----------------------------------------------------------------------------------------------------------------------------------
     Total Distributions                                          (0.20)         (0.01)        (1.07)         (1.60)            --
----------------------------------------------------------------------------------------------------------------------------------
Anti-Dilutive Effect of Share Repurchase Program                   0.00#          0.04          0.01           0.84           0.15
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                               $    22.95     $    11.98    $    10.53     $    13.92     $    22.59
==================================================================================================================================
PER SHARE MARKET VALUE, END OF PERIOD                        $    26.55     $     9.94    $     8.65     $    11.06     $    16.50
==================================================================================================================================
TOTAL INVESTMENT RETURN:
   Market Value                                                  169.33%         15.07%       (11.68)%       (23.49)%       144.44%
   Net Asset Value (1)                                            93.15%         13.94%       (14.52)%       (29.68)%       145.81%
==================================================================================================================================
RATIOS, SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)                        $  366,984        192,309    $  205,019     $  390,190     $  736,343
----------------------------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets                            1.56%          1.56%         1.77%          1.48%          1.59%
Ratio of Net Investment Income (Loss) to Average Net Assets        1.10%          0.28%         0.60%          0.12%         (0.55)%
Portfolio Turnover Rate                                              36%            23%           56%            44%            34%
----------------------------------------------------------------------------------------------------------------------------------

(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
+    Per share amounts are based on average shares outstanding.
#    Amount is less than $0.005 per share.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2003

NOTES TO FINANCIAL STATEMENTS

     The Morgan Stanley India Investment Fund, Inc. (the "Fund") was incorporated in Maryland on December 22, 1993, and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's investment objective is long-term capital appreciation through investments primarily in equity securities.

A.   ACCOUNTING POLICIES:   The following significant accounting policies are in
conformity with accounting principles generally accepted in the United States. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NAS-DAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates value.

     All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board of Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

     Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.

2. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

3. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in Indian rupees are translated into U.S. dollars at the mean of the bid and asked prices of such currency against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

     - investment transactions and investment income at the prevailing rate of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rate and market values at the close of the period, the Fund does not isolate that portion of the

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     results of operations arising as a result of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in the foreign exchange rate from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     A significant portion of the Fund's net assets consist of Indian securities which involve certain considerations and risks not typically associated with investments in the United States. In addition to its smaller size, less liquidity and greater volatility, the Indian securities market is less developed than the U.S. securities market and there is often substantially less publicly available information about Indian issuers than there is about U.S. issuers. Settlement mechanisms are also less developed and are accomplished, in certain cases, only through physical delivery, which may cause the Fund to experience delays or other difficulties in effecting transactions.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund has utilized and their associated risks:

4. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Investments in new Indian securities are made by making applications in the public offerings. The issue price, or a portion thereof, is paid at the time of application and reflected as share application money on the Statement of Net Assets. Upon allotment of the securities, this amount plus any remaining amount of issue price is recorded as cost of investments. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date (except certain dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes, if any. Distributions to stockholders are recorded on the ex-dividend date.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 1.10% of the Fund's average weekly net assets.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      DECEMBER 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Co. (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. The Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.02435% of the Fund's average weekly net assets, plus $24,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf. An employee of the Administrator is an Officer of the Fund.

Multiconsult, Ltd., whose registered office is in Mauritius, provides sub-administrative services to the Fund, including maintaining certain Fund records and preparing certain periodic filings, under an agreement whereby Multiconsult is paid a fee of $22,000 per annum.

D. CUSTODIAN: JPMorgan Chase Bank serves as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. DIRECTOR'S: The Fund pays each of its Mauritian Independent Directors an annual fee of $7,500 and all other Independent Directors an annual fee of $5,000. Additionally, each Mauritian Independent Director is paid a fee of $750 for each Board Meeting attended.

F. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

The rate of capital gains tax in India is 10.25% for long-term investments and 30.75% for short-term investments (the capital gains rates were 10.5% for long-term investments and 31.5% for short-term investments for the financial year ended March 31, 2003). The Fund invests in India through a registered branch office established in Mauritius and, as a result, obtains the benefits under the double taxation treaty between Mauritius and India ("Treaty"). To obtain benefits under the double taxation treaty the Fund must meet certain tests and conditions, including the establishment of Mauritius tax residence and related requirements. The Fund has obtained a tax residence certification from the Mauritian authorities and believes such certification is determinative of its resident status for treaty purposes. A fund which is a tax resident in Mauritius under the treaty but has no branch or permanent establishment in India will not be subject to capital gains tax in India on the sale of securities, but is subject to a 15% withholding tax on dividends declared, distributed or paid by an Indian company prior to June 1, 1997 and for the period from April 1, 2002 through March 31, 2003. During the period June 1, 1997 through March 31, 2002 and after April 1, 2003, dividend income from domestic companies was exempt from Indian income tax. The Fund currently is subject to and accrues Indian withholding tax on interest earned on Indian securities at 20.5% (21% for the financial year ended March 31, 2003).

The Treaty benefits accorded to foreign investors were challenged by a nongovernmental organization and the matter was litigated before India's Supreme Court (the highest court in India ). In October 2003, India's Supreme Court upheld the validity of treaty benefits accorded to foreign investors on the basis of a certificate of residence issued by Mauritian authorities (such as the one obtained by the Fund).

The tax character of distributions paid may differ from the character of distributions shown on the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2003 and 2002 were as follows:

          2003 DISTRIBUTIONS                    2002 DISTRIBUTIONS
              PAID FROM:                            PAID FROM:
                (000)                                 (000)
----------------------------------        -----------------------------
                         LONG-TERM                            LONG-TERM
       ORDINARY            CAPITAL             ORDINARY         CAPITAL
         INCOME               GAIN               INCOME            GAIN
-----------------------------------------------------------------------
        $ 3,169             $   --               $  214           $  --

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The book/tax differences are considered either temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent book and tax basis differences may result in reclassifications among undistributed (distributions in excess of) net investment income (or accumulated net investment loss), accumulated net realized gain (loss) and paid-in capital.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2003

NOTES TO FINANCIAL STATEMENTS (CONT'D)

At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                 UNDISTRIBUTED                 UNDISTRIBUTED
                ORDINARY INCOME           LONG-TERM CAPITAL GAIN
                    (000)                          (000)
--------------------------------------------------------------------------------
                    $ 321                          $ --
================================================================================

At December 31, 2003, the U.S. Federal income tax cost basis of investments (excluding foreign currency) was $216,266,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $152,302,000 of which $169,734,000 related to appreciated securities and $17,432,000 related to depreciated securities.

At December 31, 2003, the Fund had a capital loss carryforwards for U.S. Federal income tax purposes of approximately $61,101,000 available to offset future capital gains, of which $43,303,000 will expire on December 31, 2009 and $17,798,000 will expire on December 31, 2010.

During the year ended December 31, 2001 the Fund utilized capital loss carryforwards for U.S. Federal income tax purposes of approximately $12,698,000.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryforward period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the stockholders.

Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2003, the Fund did not defer any capital losses to January 1, 2004, for U.S. Federal income tax purposes.

G. OTHER: During the year ended December 31, 2003, the Fund made purchases and sales totaling $88,295,000 and $82,282,000 respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities.

For the year ended December 31, 2003, the Fund incurred $8,300 of brokerage commissions with Morgan Stanley & Co., an affiliate of the Adviser.

Future economic and political developments in India could adversely affect the liquidity or value, or both, of securities in which the Fund is invested. In addition, the Fund's ability to hedge its currency risk is limited and accordingly, the Fund may be exposed to currency devaluation and other exchange rate fluctuations.

On August 10, 1998, the Fund commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Fund's shares trade from their net asset value. During the year ended December 31, 2003, the Fund repurchased 57,869 of its shares at an average discount of 17.24% from net asset value per share. Since the inception of the program, the Fund has repurchased 8,450,680 of its shares at an average discount of 30.06% from net asset value per share. The Fund expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Directors.

On May 17, 2002, the Fund completed the tender offer. The Fund accepted 2,855,821 shares for payment which represented 15% of the Fund's then outstanding shares. Final payment was made on May 28, 2002 at $11.02 per share, representing 95% of the NAV per share on May 17, 2002.

On December 15, 2003 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.1793 per share, derived from net investment income, payable on January 9, 2004, to stockholders of record on December 24, 2003.


FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended December 31, 2003, qualified dividend income totaled $3,653,000.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      December 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE STOCKHOLDERS AND BOARD OF DIRECTORS OF
MORGAN STANLEY INDIA INVESTMENT FUND, INC.

We have audited the accompanying statement of net assets of Morgan Stanley India Investment Fund, Inc. (the "Fund") as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 1999 were audited by other auditors whose report, dated February 18, 2000, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley India Investment Fund, Inc. at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2004

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Overview

DIRECTOR AND OFFICER INFORMATION (UNAUDITED)

Independent Directors:

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS IN
                                              TERM OF                                          FUND
                                              OFFICE AND                                       COMPLEX
                                POSITION(S)   LENGTH OF                                        OVERSEEN
NAME, AGE AND ADDRESS OF        HELD WITH     TIME          PRINCIPAL OCCUPATION(S) DURING     BY               OTHER DIRECTORSHIPS
DIRECTOR                        REGISTRANT    SERVED*       PAST 5 YEARS                       DIRECTOR**       HELD BY DIRECTOR
-----------------------------   -----------   ----------    ---------------------------------  --------------   --------------------
Gaetan Bouic (69)                             Director      Finance Manager of United Basalt   1                The India Magnum
De Chazal de Mee Building                     since         Products Ltd; Chairman of                           Fund Ltd.,
10 Frere Felix de Valois                      2001          Mauritius Venture Capital Fund                      Mauritius Venture
Street                                                      Ltd;                                                Capital Fund Ltd.,
Port Louis, Mauritius                                                                                           Swiss Technology
                                                                                                                Venture Capital
                                                                                                                Fund (Private)
                                                                                                                Ltd., CDC Financial
                                                                                                                Services
                                                                                                                (Mauritius) Ltd.,
                                                                                                                Standard Bank Trust
                                                                                                                Company (Mauritius)
                                                                                                                Ltd., Harel Mallac
                                                                                                                & Co., Ltd., Harel
                                                                                                                Freres Ltd.

Joseph J. Kearns (61)           Director      Director      Deputy Chairman of the Audit       209              Director of Electro
Kearns & Associates LLC                       since 1994    Committee and Director or Trustee                   Rent Corporation
PMB754                                                      of the Retail Funds and the                         (equipment
23852 Pacific Coast Hwy.                                    Institutional Funds; previously                     leasing), The Ford
Malibu, CA 90265                                            Chairman of the Audit Committee                     Family Foundation
                                                            of the Institutional Funds;                         and the UCLA
                                                            President, Kearns & Associates                      Foundation.
                                                            LLC (investment consulting);
                                                            formerly CFO of The J. Paul Getty
                                                            Trust.

Hazareesing Ravindranath        Director      Director      Self-employed Management           1                Finance Director-
Santosh Kumar (54)                            since 2003    Consultant Manager- Mauritius                       Illovo Ltd.
Morcellement St. Andrews-                                   Development and Investment Trust
Rose Hill, Mauritius                                        (MDIT).

Marie Joseph Raymond            Director      Director      Director of The India, Media,      1
Lamusse (71)                                  since         Internet and Communications Fund
De Chazal de Mee Building                     2001          Ltd., Southern Cross Hotel Ltd.,
10 Frere Felix de Valois                                    Jean Vaulbert de Chantily Ltd.
Street                                                      (consumer goods) and Grandville
Port Louis, Mauritius                                       Ltee. (property holding company);
                                                            formerly, Partner of Lamusse Sek
                                                            Sum (accounting)

Fergus Reid (71)                Director      Director      Chairman of the Governance         209              Trustee and
Lumelite Plastics                             since 2001    Committee and Director or Trustee                   Director of certain
85 Charles Coleman Blvd.                                    of the Retail Funds and the                         investment
Pawling, NY 12564                                           Institutional Funds; Chairman of                    companies in the
                                                            Lumelite Plastics Corporation.                      JPMorgan Funds
                                                                                                                complex managed by
                                                                                                                JP Morgan
                                                                                                                Investment
                                                                                                                Management Inc.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Overview

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Interested Directors:

                                                TERM OF                                           NUMBER OF
                                                OFFICE AND                                        PORTFOLIOS IN
                               POSITION(S)      LENGTH OF                                         FUND COMPLEX
NAME, AGE AND ADDRESS OF       HELD WITH        TIME         PRINCIPAL OCCUPATION(S) DURING       OVERSEEN BY    OTHER DIRECTORSHIPS
DIRECTOR                       REGISTRANT       SERVED*      PAST 5 YEARS                         DIRECTOR**     HELD BY DIRECTOR
-----------------------------  -----------      ----------   ---------------------------------    -------------  -------------------
Ronald E. Robison (64)         President        President    President and Trustee; Chief         1
Morgan Stanley Investment      and              and          Global Operations Officer and
Management Inc.                Director         Director     Managing Director of Morgan
1221 Avenue of the Americas                     since 2001   Stanley Investment Management
33rd Floor                                                   Inc.; Managing Director of Morgan
New York, NY 10020                                           Stanley & Co. Incorporated;
                                                             Managing Director of Morgan
                                                             Stanley; Managing Director, Chief
                                                             Administrative Officer and
                                                             Director of Morgan Stanley
                                                             Investment Advisors Inc. and
                                                             Morgan Stanley Services Company
                                                             Inc.; Chief Executive Officer and
                                                             Director of Morgan Stanley Trust;
                                                             Executive Vice President and
                                                             Principal Executive Officer of
                                                             the Institutional Funds and the
                                                             Retail Funds; previously
                                                             President and Director of the
                                                             Institutional Funds.

* Each Director serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all funds advised by Morgan Stanley Investment Management Inc. and any funds that have an investment adviser that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

*** Additionally, a description of the Fund's proxy voting policies and procedures is available without charge at our website at www.morganstanley.com/im/legal, at the SEC's website at www.sec.gov or by calling 1(800) 281-2715.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.

                                      Overview

DIRECTOR AND OFFICER INFORMATION (CONT'D)

Officers:

                                         POSITION(S)     TERM OF OFFICE AND
NAME, AGE AND ADDRESS OF EXECUTIVE       HELD WITH       LENGTH OF TIME
OFFICER                                  REGISTRANT      SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------------------  -------------   ------------------  -------------------------------------------------------
Ronald E. Robison (64)                   President and   President and       Chief Global Operations Officer and Managing Director
Morgan Stanley Investment Management     Director        Director since      of Morgan Stanley Investment Management Inc.; Managing
Inc.                                                     2001                Director of Morgan Stanley & Co. Incorporated;
1221 Avenue of the Americas 33rd Floor                                       Managing Director of Morgan Stanley; Managing
New York, NY 10020                                                           Director, Chief Administrative Officer and Director of
                                                                             Morgan Stanley Investment Advisors Inc. and Morgan
                                                                             Stanley Services Company Inc.; Chief Executive Officer
                                                                             and Director of Morgan Stanley Trust; Executive Vice
                                                                             President and Principal Executive Officer of the
                                                                             Institutional Funds and the Retail Funds; previously
                                                                             President and Director of the Institutional Funds.

Stefanie V. Chang (36)                   Vice President  Vice President      Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management                     since 1997          Incorporated and Morgan Stanley Investment Management
Inc.                                                                         Inc.; Vice President of the Institutional Funds and
1221 Avenue of the Americas 22nd Floor                                       the Retail Funds; formerly practiced law with the New
New York, NY 10020                                                           York law firm of Rogers & Wells (now Clifford Chance
                                                                             US LLP).

James W. Garrett (34)                    Treasurer and   Treasurer           Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management     Chief           since 2002          Incorporated and Morgan Stanley Investment Management
Inc.                                     Financial       CFO since 2003      Inc.; Treasurer and Chief Financial Officer of the
1221 Avenue of the Americas 33rd Floor   Officer                             Institutional Funds; previously with Price Waterhouse
New York, NY 10020                                                           LLP (now PricewaterhouseCoopers LLP).

Michael J. Leary (37)                    Assistant       Assistant           Assistant Director and Vice President of Fund
J.P. Morgan Investor Services Co.        Treasurer       Treasurer           Administration, J.P. Morgan Investor Services Co.
73 Tremont Street                                        since               (formerly Chase Global Funds Company); formerly Audit
Boston, MA 02108                                         2003                Manager at Ernst & Young LLP.

Mary E. Mullin (36)                      Secretary       Secretary           Executive Director of Morgan Stanley & Co.
Morgan Stanley Investment Management                     since               Incorporated and Morgan Stanley Investment Management
Inc.                                                     1999                Inc.; Secretary of the Institutional Funds and the
1221 Avenue of the Americas 22nd Floor                                       Retail Funds; formerly practiced law with the New York
New York, NY 10020                                                           law firms of McDermott, Will & Emery and Skadden,
                                                                             Arps, Slate, Meagher & Flom LLP.

----------
* Each Officer serves an indefinite term, until his or her successor is elected.

                                      MORGAN STANLEY INDIA INVESTMENT FUND, INC.


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

     Dividend and capital gain distributions will be reinvested on the reinvestment date in full and fractional shares. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

     The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

     In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

     Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:


Morgan Stanley India Investment Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, New York 10030
1-800-278-4353

ITEM 2.  CODE OF ETHICS.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)  Not applicable.

(f)

     (1)  The Fund Code of Ethics is attached hereto as Exhibit A.

     (2)  Not applicable.

     (3)  Not applicable.

For Retail and Institutional Funds

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2003

                                                  REGISTRANT       COVERED ENTITIES(1)
              AUDIT FEES                          $  99,395        N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES             $       0        $   93,000(2)
                   TAX FEES                       $   2,575(3)     $  163,414(4)
                   ALL OTHER FEES                 $       0        $  341,775(5)
              TOTAL NON-AUDIT FEES                $   2,575        $  598,189

              TOTAL                               $ 101,970        $  598,189

           2002

                                                  REGISTRANT       COVERED ENTITIES(1)
              AUDIT FEES                          $  96,500        N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES             $       0        $  179,000(2)
                   TAX FEES                       $   2,500(3)     $        0
                   ALL OTHER FEES                 $       0        $  595,150(6)
              TOTAL NON-AUDIT FEES                $   2,500        $  774,150

              TOTAL                               $  99,000        $  774,150

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax return.

              (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of Passive Foreign Investment Company entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.      STATEMENT OF PRINCIPLES

        The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

        The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.


----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

        For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

        The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

        The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

        The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

        The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.      DELEGATION

        As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.      AUDIT SERVICES

        The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

        In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

        The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

    -   Statutory audits or financial audits for the Fund
    - Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
    - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)

4.      AUDIT-RELATED SERVICES

        Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

        The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

    - Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders and agreed upon procedures related to fund profitability analysis in connection with 15c management contract renewal process
    - Services associated with registration statement with Japanese regulatory authorities, including issuance of consent and opinion for Morgan Stanley Asia-Pacific Fund
    -   Due diligence services pertaining to potential fund mergers
    -   Issuance of SAS-70 reports on internal controls of a service provider
    - Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
    - Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
    - General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act

5.      TAX SERVICES

        The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

        Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):

    -   U.S. federal, state and local tax planning and advice
    -   U.S. federal, state and local tax compliance
    -   International tax planning and advice
    -   International tax compliance
    - Review/preparation of federal, state, local and international income, franchise, and other tax returns
    -   Identification of Passive Foreign Investment Companies
    -   Preparation of local Indian Tax Returns
    -   Domestic and foreign tax planning, compliance, and advice
    - Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
    - Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
    - Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing

6.      ALL OTHER SERVICES

        The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

        The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the

Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

    - Risk management advisory services, e.g., assessment and testing of security infrastructure controls

        The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

    - Bookkeeping or other services related to the accounting records or financial statements of the audit client
    -   Financial information systems design and implementation
    - Appraisal or valuation services, fairness opinions or contribution-in-kind reports
    -   Actuarial services
    -   Internal audit outsourcing services
    -   Management functions
    -   Human resources
    -   Broker-dealer, investment adviser or investment banking services
    -   Legal services
    -   Expert services unrelated to the audit

7.      PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

        Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.      PROCEDURES

        All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the

Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

        The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

        The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the Independent Auditors' services.

9.      ADDITIONAL REQUIREMENTS

        The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.     COVERED ENTITIES

        Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

        MORGAN STANLEY RETAIL FUNDS
        Morgan Stanley Investment Advisors Inc.
        Morgan Stanley & Co. Incorporated
        Morgan Stanley DW Inc.
        Morgan Stanley Investment Management
        Morgan Stanley Investments LP
        Van Kampen Asset Management Inc.
        Morgan Stanley Services Company, Inc.

        Morgan Stanley Distributors Inc.
        Morgan Stanley Trust FSB

        MORGAN STANLEY INSTITUTIONAL FUNDS
        Morgan Stanley Investment Management Inc.
        Morgan Stanley Investments LP
        Morgan Stanley & Co. Incorporated
        Morgan Stanley Distribution, Inc.
        Morgan Stanley AIP GP LP
        Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund and its investment advisor's Proxy Voting Policies and Procedures are as follows:

I.   POLICY STATEMENT

INTRODUCTION - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

PROXY RESEARCH SERVICES - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

VOTING PROXIES FOR CERTAIN NON-US COMPANIES - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.  GENERAL PROXY VOTING GUIDELINES

To ensure consistency in voting proxies on behalf of its clients, MSIM Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may vote in a manner that is contrary to the following general guidelines, pursuant to the procedures set forth in Section IV. below, provided the vote is consistent with the Client Proxy Standard.

III. GUIDELINES

A.   MANAGEMENT PROPOSALS

     1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          -    Selection or ratification of auditors.

          -    Approval of financial statements, director and auditor reports.

          -    Election of Directors.

          - Limiting Directors' liability and broadening indemnification of Directors.

          - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

          - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

          -    General updating/corrective amendments to the charter.

          -    Elimination of cumulative voting.

          -    Elimination of preemptive rights.

          - Provisions for confidential voting and independent tabulation of voting results.

          - Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

     2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

          CAPITALIZATION CHANGES

          - Capitalization changes that eliminate other classes of stock and voting rights.

          - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
               (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

          - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

          -    Proposals for share repurchase plans.

          - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

          -    Proposals to effect stock splits.

          - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

          COMPENSATION

          - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

          - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

          - Establishment of Employee Stock Option Plans and other employee ownership plans.

          ANTI-TAKEOVER MATTERS

          - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

          -    Adoption of anti-greenmail provisions provided that the proposal:
               (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted AGAINST (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

          - Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

          - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

          -    Creation of "blank check" preferred stock.

          -    Changes in capitalization by 100% or more.

          - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

          - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

          -    Proposals to indemnify auditors.

     4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

          CORPORATE TRANSACTIONS

          - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

          - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

          - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

          - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

               (i)   Whether the stock option plan is incentive based;

               (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

               (iii) For growth companies, should be no more than 10% of the issued capital at the time of approval.

          ANTI-TAKEOVER PROVISIONS

          -    Proposals requiring shareholder ratification of poison pills.

          - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.   SHAREHOLDER PROPOSALS

     1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

          -    Requiring auditors to attend the annual meeting of shareholders.

          - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

          -    Confidential voting.

          -    Reduction or elimination of supermajority vote requirements.

     2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

          -    Proposals that limit tenure of directors.

          -    Proposals to limit golden parachutes.

          - Proposals requiring directors to own large amounts of stock to be eligible for election.

          -    Restoring cumulative voting in the election of directors.

          - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

          - Proposals that limit retirement benefits or executive compensation.

          -    Requiring shareholder approval for bylaw or charter amendments.

          - Requiring shareholder approval for shareholder rights plan or poison pill.

          -    Requiring shareholder approval of golden parachutes.

          -    Elimination of certain anti-takeover related provisions.

          -    Prohibit payment of greenmail.

     3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

          - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

          - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

          - Proposals that require inappropriate endorsements or corporate actions.

IV.  ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A.   PROXY REVIEW COMMITTEE

     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

          (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

          (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

               (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

          (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

          (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

ITEM 8. [RESERVED.]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Fund's chief executive officer and chief financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's most recent second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) [Attach the Code of Ethics]

(b)(1) [Attach the 302 Certification of Chief Executive Officer]

(b)(2) [Attach the 302 Certification of Chief Financial Officer]

[Note: the 906 Certifications are not exhibits to the Form but are filed with the Form.]

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Morgan Stanley India Investment Fund, Inc.
            --------------------------------------------------------------------

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    2/18/2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   -----------------------------------------------------------------------------
Name:    Ronald E. Robison
Title:   Principal Executive Officer
Date:    2/18/2004

By: /s/ James W. Garrett
   -----------------------------------------------------------------------------
Name:    James W. Garrett
Title:   Chief Financial Officer
Date:    2/18/2004